SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Option Plan Activity
A summary of the status of the Company's option plans as of December 31, 2012 and changes during the year ended on that date is presented below:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	14,762,980	1.35
Changes during the year:
Granted	7,476,000	1.21
Exercised	(1,250)	1.30
Forfeited or cancelled	(4,612,270)	1.50

Options outstanding at the year end	17,625,460	1.24	$2,587

Options vested and expected to vest at the year end	14,724,137	1.25	$2,385

Options exercisable at the year end	8,804,214	1.28	$1,973

Schedule of Stock Options Outstanding by Exercise Price Range
Range of exercise prices	Options outstanding as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$
0.90 - 1.49	17,058,726	5.28	1.12	8,237,480	4.18	1.03
1.50 - 2.99	457,400	0.45	1.98	457,400	0.45	1.98
3.00 - 8.99	325	0.22	8.55	325	0.22	8.55
9.00 - 10.99	17,587	0.20	10.93	17,587	0.20	10.93
11.00 and above	91,422	0.24	18.55	91,422	0.24	18.55

	17,625,460	5.13		8,804,214	3.94